Short-term deposits and long-term deposits (Tables)	12 Months Ended
Dec. 31, 2025
Short-term deposits and long-term deposits
Schedule for short-term deposits and long-term deposits

	December 31, 2024		December 31, 2025
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	1,135,000	1,135,000	1,720,000	1,720,000
US$	408,999	2,940,048	200,000	1,405,760
Total		4,075,048		3,125,760

	December 31, 2024		December 31, 2025
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	1,470,000	1,470,000	—	—
Total		1,470,000		—